Accounts Receivable (Schedule of Trade and Other Receivables) (Details) - CAD ($) $ in Millions	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020
Trade and other current receivables [abstract]
Subscriber and trade receivables	$ 362	$ 362
Miscellaneous receivables	37	17
Total accounts receivable before allowance	399	379
Less allowance for doubtful accounts (note 30)	(67)	(78)	$ (74)
Total accounts receivable	$ 332	$ 301